Annual Total Returns[BarChart] - Transamerica Large Core - R4	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.34%	16.95%	37.13%	14.80%	(1.02%)	7.79%	23.00%	(6.86%)	26.67%	15.33%